Pension obligations (Narrative) (Details) - Pension obligations [Member] $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Year	Dec. 31, 2024
Statements [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 1.6
Weighted average duration of defined benefit obligation	17 years 7 months 6 days	18 years 8 months 12 days
Defined benefit obligation [Member]
Statements [Line Items]
Expected rate of salary increase	2.75%	2.75%
Defined benefit obligation [Member] | 2024 [Member]
Statements [Line Items]
Expected rate of salary increase	3.00%
Defined benefit obligation [Member] | Thereafter [Member]
Statements [Line Items]
Expected rate of salary increase	2.75%
Actuarial assumption of discount rates [Member]
Statements [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (8.1)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 9.2
Actuarial assumption of expected rates of salary increases [Member]
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1.1
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1.0)
Actuarial assumptions of life expectancy [Member]
Statements [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 0.8
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (0.8)
Active members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	19 years	19 years 9 months 18 days
Deferred members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	19 years	17 years 9 months 18 days
Retired members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	8 years 4 months 24 days	9 years 4 months 24 days